Condensed Financial Information of the Parent Company - Schedule of Comprehensive Loss (Details) - Parent [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Condensed Income Statements, Captions [Line Items]
Loss from equity method investments	¥ (558,399)	¥ (50,082)	¥ (18,396)
Operating expenses	(111,688)	(10,802)	(69,220)
Net loss	(670,087)	(60,884)	(87,616)
Foreign currency translation difference	10,584	1,456	2,445
Comprehensive loss	¥ (659,503)	¥ (59,428)	¥ (85,171)